Equity - Schedule of Accumulated Deficits (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Accumulated deficits at the beginning of the year	$ (132,468,858)	$ (90,283,261)	$ (50,391,283)
Net loss for the year	(47,015,967)	(42,185,597)	(39,891,978)
Accumulated deficits at the end of the year	$ (179,484,825)	$ (132,468,858)	$ (90,283,261)